Basis of Presentation and Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Non-controlling interests	$ 1,631,566	$ 1,646,609
Western Refining Logistics GP, LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	100.00%
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	66.40%
Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	38.30%
Northern Tier Energy GP LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	100.00%